Annual Total Returns [BarChart] - SFT Managed Volatility Equity Fund - SFT Managed Volatility Equity Fund	May 01, 2021
Bar Chart Table:
Annual Return 2016	4.16%
Annual Return 2017	16.33%
Annual Return 2018	(4.93%)
Annual Return 2019	16.67%
Annual Return 2020	(5.35%)